Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

December 31 (millions of dollars)	2019	2018
Post-retirement and post-employment benefit liability (Note 20)	1,723	1,417
Pension benefit liability (Note 20)	1,125	547
Environmental liabilities (Note 21)	111	139
Lease obligations (Note 23)	69	—
Long-term accounts payable	6	12
Asset retirement obligations (Note 22)	10	10
Other liabilities	11	10
	3,055	2,135